Loans and Financing - Schedule of Trade and Other Payables (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Trade and Other Payables [Line Items]
Trade accounts payable		R$ 61,284	R$ 47,133
Suppliers- National and foreign [Member]
Schedule of Trade and Other Payables [Line Items]
Trade accounts payable		61,284	7,676
Suppliers - IPO transaction expenses [Member]
Schedule of Trade and Other Payables [Line Items]
Trade accounts payable	[1]		R$ 39,457

[1]	Consists of concentrated expenses incurred in 2023 related to third-party advisory and support services incurred in connection with the reorganization transaction that are not expected to be ongoing. These services were provided by suppliers to the Company. The liability includes the prepaid D&O insurance totaling R$4.1 million, recognized during the year ended December 31, 2023.